Leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Fixed rent expense	$ 171	$ 172
Short-term lease cost
Lease cost	171	172	$ 172
General & Administrative Expenses
Lease cost	$ 171	$ 172